Commitments, Contingent Liabilities, Liens and Covenants (Details Textual) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011
Commitments Contingent Liabilities Liens and Covenants (Textual)
Liabilities over assets and the rights to receivables generated by asset for third parties		$ 1,000
Rent Expense		45	49
Agreed price of each HOMI 232 minibar as per MOU	350
Purchase price of each HOMI 232 minibar from Best Bar	175
Management fee, description		8% of the collection from the hotels.
Description for computation of HOMI's operating profits from HOMI 232 installations, with Best Bar		Operating profits are computed as HOMI's collection from the hotels, less cost of goods, labor and 8% of the collection as a HOMI management fee.
Percentage of operating profits retained by company	60.00%
Percentage of operating profits need to pay to Best Bar	40.00%
Transaction loss due to purchase of minibar by Best bar from HOMI at reduced price		$ 40
Israel
Commitments Contingent Liabilities Liens and Covenants (Textual)
Number of hotels to install Minibar			3
United States
Commitments Contingent Liabilities Liens and Covenants (Textual)
Number of hotels to install Minibar			1